UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Tradr
2X Long AAOI
Daily ETF
AAOX
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long AAOI Daily ETF (“Fund”) for the period of March 23, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/aaox#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long AAOI Daily ETF (AAOX)	$38	1.49%[2]
1	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long AAOI Daily ETF (“AAOX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Applied Optoelectronics common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -58.40% since inception on March 23, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -1.50% and an annualized volatility of 149.4%.
The Reference Asset performance was driven by the performance of its fiber-optic networking business.  For more information on the company’s financial performance, please see the Applied Optoelectronics annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long AAOI Daily ETF (AAOX)	-58.40%
S&P 500 Index	14.23%
[1]	The Fund commenced operations on March 23, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/aaox#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$141,899,095
Total number of portfolio holdings	2
Total advisory fees paid (net)	$1,809,031
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	69%
Swap	31%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/aaox#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long AAOI Daily ETF
Tradr
2X Long CBRS
Daily ETF
CBRX
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long CBRS Daily ETF (“Fund”) for the period of May 28, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/cbrx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CBRS Daily ETF (CBRX)	$20	1.49%[2]
1	The Fund commenced operations on May 28, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CBRS Daily ETF (“CBRX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Cerebras common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -52.52% since inception on May 28, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -18.09% and an annualized volatility of 139.8%.
The Reference Asset performance was driven by the performance of its artificial intelligence infrastructure solutions business.  For more information on the company’s financial performance, please see the Cerebras annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CBRS Daily ETF (CBRX)	-52.52%
S&P 500 Index	-0.79%
[1]	The Fund commenced operations on May 28, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/cbrx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,561,822
Total number of portfolio holdings	1
Total advisory fees paid (net)	$12,276
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	118%
Swap	(18)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/cbrx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CBRS Daily ETF
Tradr
2X Long COHR
Daily ETF
COHX
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long COHR Daily ETF (“Fund”) for the period of February 18, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/cohx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long COHR Daily ETF (COHX)	$64	1.49%[2]
1	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long COHR Daily ETF (“COHX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Coherent common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -10.16% since inception on February 18, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 17.42% and an annualized volatility of 93.1%.
The Reference Asset performance was driven by the performance of its engineered materials and optoelectronic components business.  For more information on the company’s financial performance, please see the Coherent annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long COHR Daily ETF (COHX)	-10.16%
S&P 500 Index	9.40%
[1]	The Fund commenced operations on February 18, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/cohx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$48,632,615
Total number of portfolio holdings	1
Total advisory fees paid (net)	$548,377
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	88%
Swap	12%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/cohx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long COHR Daily ETF
Tradr
2X Long LEU
Daily ETF
LEUX
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long LEU Daily ETF (“Fund”) for the period of February 18, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/leux#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LEU Daily ETF (LEUX)	$51	1.49%[2]
1	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long LEU Daily ETF (“LEUX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Centrus Energy common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -48.56% since inception on February 18, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -14.39% and an annualized volatility of 81.5%.
The Reference Asset performance was driven by the performance of its low-enriched uranium business.  For more information on the company’s financial performance, please see the Centrus Energy annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long LEU Daily ETF (LEUX)	-48.56%
S&P 500 Index	9.40%
[1]	The Fund commenced operations on February 18, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/leux#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,430,462
Total number of portfolio holdings	1
Total advisory fees paid (net)	$24,083
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	84%
Swap	16%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/leux#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long LEU Daily ETF
Tradr
2X Long LITE
Daily ETF
LITX
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long LITE Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/litx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LITE Daily ETF (LITX)	$136	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long LITE Daily ETF (“LITX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lumentum common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of 155.36% since inception on January 26, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 114.75% and an annualized volatility of 100.8%.
The Reference Asset performance was driven by the performance of its optical and photonics products business.  For more information on the company’s financial performance, please see the Lumentum annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long LITE Daily ETF (LITX)	155.36%
S&P 500 Index	8.40%
[1]	The Fund commenced operations on January 26, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/litx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$192,151,197
Total number of portfolio holdings	4
Total advisory fees paid (net)	$2,728,709
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	80%
Swap	20%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2026, as amended February 25, 2026 at https://www.tradretfs.com/litx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/litx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long LITE Daily ETF
Tradr
2X Long QNT
Daily ETF
QNTU
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long QNT Daily ETF (“Fund”) for the period of June 30, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/qntu#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QNT Daily ETF (QNTU)	$9	1.49%[2]
1	The Fund commenced operations on June 30, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long QNT Daily ETF (“QNTU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Quantinuum common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -63.84% since inception on June 30, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -37.11% and an annualized volatility of 89.8%.
The Reference Asset performance was driven by the performance of its quantum computing and software solutions business. For more information on the company’s financial performance, please see the Quantinuum annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long QNT Daily ETF (QNTU)	-63.84%
S&P 500 Index	-0.06%
[1]	The Fund commenced operations on June 30, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/qntu#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$497,005
Total number of portfolio holdings	1
Total advisory fees paid (net)	$876
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	105%
Swap	(5)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/qntu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long QNT Daily ETF
Tradr
2X Long SNDK
Daily ETF
SNXX
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long SNDK Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/snxx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SNDK Daily ETF (SNXX)	$158	1.54%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SNDK Daily ETF (“SNXX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sandisk common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of 200.16% since inception on January 26, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 158.04% and an annualized volatility of 120.0%.
The Reference Asset performance was driven by the performance of its flash memory semiconductors business.  For more information on the company’s financial performance, please see the Sandisk annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SNDK Daily ETF (SNXX)	200.16%
S&P 500 Index	8.40%
[1]	The Fund commenced operations on January 26, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/snxx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,398,453,836
Total number of portfolio holdings	6
Total advisory fees paid (net)	$14,032,876
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	88%
Call Options	6%
Swap	6%
Total	100%
Material Fund Changes
On May 14, 2026, the Trust’s Board approved a eight-for-one forward share split for shares of the Fund, effective after the close of business on June 2, 2026.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2026, as amended February 25, 2026 at https://www.tradretfs.com/snxx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/snxx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long SNDK Daily ETF
Tradr
2X Long SpaceX
Daily ETF
SPCM
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long SpaceX Daily ETF (“Fund”) for the period of June 12, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/spcm#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SpaceX Daily ETF (SPCM)	$14	1.49%[2]
1	The Fund commenced operations on June 12, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SpaceX Daily ETF (“SPCM” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SpaceX common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -60.08% since inception on June 12, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -8.08% and an annualized volatility of 93.5%.
The Reference Asset performance was driven by the performance of its aerospace and space technology business.  For more information on the company’s financial performance, please see the SpaceX annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SpaceX Daily ETF (SPCM)	-60.08%
S&P 500 Index	0.90%
[1]	The Fund commenced operations on June 12, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/spcm#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,474,797
Total number of portfolio holdings	1
Total advisory fees paid (net)	$26,029
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	116%
Swap	(16)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/spcm#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long SpaceX Daily ETF
Tradr
2X Short CBRS
Daily ETF
CBRZ
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Short CBRS Daily ETF (“Fund”) for the period of May 28, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/cbrz#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short CBRS Daily ETF (CBRZ)	$20	1.49%[2]
1	The Fund commenced operations on May 28, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short CBRS Daily ETF (“CBRZ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Cerebras common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of -47.80% since inception on May 28, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -18.09% and an annualized volatility of 139.8%.
The Reference Asset performance was driven by the performance of its artificial intelligence infrastructure solutions business.  For more information on the company’s financial performance, please see the Cerebras annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Short CBRS Daily ETF (CBRZ)	-47.80%
S&P 500 Index	-0.79%
[1]	The Fund commenced operations on May 28, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/cbrz#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,130,881
Total number of portfolio holdings	1
Total advisory fees paid (net)	$8,222
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	58%
Swap	42%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/cbrz#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short CBRS Daily ETF
Tradr
2X Short SpaceX
Daily ETF
SPCG
ANNUAL SHAREHOLDER REPORT | July 31, 2026
This annual shareholder report contains important information about the Tradr 2X Short SpaceX Daily ETF (“Fund”) for the period of June 12, 2026 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/spcg#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short SpaceX Daily ETF (SPCG)	$26	1.49%[2]
1	The Fund commenced operations on June 12, 2026. If the Fund had been operational for the entire annual period of August 1, 2025 to July 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short SpaceX Daily ETF (“SPCG” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SpaceX common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending July 31, 2026, the Fund had a total return of 56.36% since inception on June 12, 2026 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -8.08% and an annualized volatility of 93.5%.
The Reference Asset performance was driven by the performance of its aerospace and space technology business.  For more information on the company’s financial performance, please see the SpaceX annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Reference Asset, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Short SpaceX Daily ETF (SPCG)	56.36%
S&P 500 Index	0.90%
[1]	The Fund commenced operations on June 12, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/spcg#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$25,411,317
Total number of portfolio holdings	1
Total advisory fees paid (net)	$34,903
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Swap	74%
Cash*	26%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/spcg#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short SpaceX Daily ETF

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-528-7237.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Tradr ETFs	FYE 7/31/2026	FYE 7/31/2025
(a)	Audit Fees	$110,000	N/A
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$25,000	N/A
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Tradr ETFs	FYE 7/31/2026	FYE 7/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Tradr ETFs	FYE 7/31/2026	FYE 7/31/2025
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long AAOI Daily ETF (AAOX) Tradr 2X Long CBRS Daily ETF (CBRX) Tradr 2X Long COHR Daily ETF (COHX) Tradr 2X Long LEU Daily ETF (LEUX) Tradr 2X Long LITE Daily ETF (LITX)	Tradr 2X Long QNT Daily ETF (QNTU) Tradr 2X Long SNDK Daily ETF (SNXX) Tradr 2X Long SpaceX Daily ETF (SPCM) Tradr 2X Short CBRS Daily ETF (CBRZ) Tradr 2X Short SpaceX Daily ETF (SPCG)

ANNUAL FINANCIALS AND OTHER INFORMATION

JULY 31, 2026

Tradr ETFs

Each a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.tradretfs.com

Tradr 2X Long AAOI Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$141,899,095
TOTAL NET ASSETS — 100.0%	$141,899,095

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clear Street	Applied Optoelectronics, Inc.	Receive	13.63% (OBFR01* + 1,000bps)	At Maturity	5/5/2027	$3,068,709	$-	$(1,190,609)
Marex	Applied Optoelectronics, Inc.	Receive	11.63% (OBFR01* + 800bps)	At Maturity	4/24/2027	236,103,813	-	45,364,756
TOTAL EQUITY SWAP CONTRACTS								$44,174,147

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

1

Tradr 2X Long CBRS Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$3,561,822
TOTAL NET ASSETS — 100.0%	$3,561,822

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clear Street	Cerebras Systems, Inc.	Receive	7.63% (OBFR01* + 400bps)	At Maturity	7/7/2027	$6,396,872	$-	$(654,767)
TOTAL EQUITY SWAP CONTRACTS								$(654,767)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

2

Tradr 2X Long COHR Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$48,632,615
TOTAL NET ASSETS — 100.0%	$48,632,615

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clear Street	Coherent Corporation	Receive	6.38% (OBFR01* + 275bps)	At Maturity	3/24/2027	$90,717,727	$-	$5,678,334
TOTAL EQUITY SWAP CONTRACTS								$5,678,334

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

3

Tradr 2X Long LEU Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$6,430,462
TOTAL NET ASSETS — 100.0%	$6,430,462

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Marex	Centrus Energy Corporation	Receive	6.63% (OBFR01* + 300bps)	At Maturity	04/05/2027	$11,012,307	$-	$1,054,157
TOTAL EQUITY SWAP CONTRACTS								$1,054,157

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

4

Tradr 2X Long LITE Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$192,151,197
TOTAL NET ASSETS — 100.0%	$192,151,197

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Cantor Fitzgerald	Lumentum Holdings, Inc.	Receive	15.63% (OBFR01* + 1200bps)	At Maturity	5/21/2027	$7,158,224	$-	$(1,590,735)
Clearstreet	Lumentum Holdings, Inc.	Receive	8.88% (OBFR01*+ 525bps)	At Maturity	3/3/2027	191,050,541	-	49,651,341
Marex	Lumentum Holdings, Inc.	Receive	7.63% (OBFR01* + 400bps)	At Maturity	3/6/2027	49,330,605	-	3,336,995
TD Cowen	Lumentum Holdings, Inc.	Receive	8.13% (OBFR01* + 450bps)	At Maturity	6/2/2027	35,705,261	-	(13,241,115)
TOTAL EQUITY SWAP CONTRACTS								$38,156,486

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

5

Tradr 2X Long QNT Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$497,005
TOTAL NET ASSETS — 100.0%	$497,005

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Marex	Quantinuum, Inc.	Receive	7.13% (OBFR01* + 350bps)	At Maturity	8/1/2027	$1,011,148	$-	$(26,203)
TOTAL EQUITY SWAP CONTRACTS								$(26,203)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

6

Tradr 2X Long SNDK Daily ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2026

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 6.5%
	CALL OPTIONS — 6.5%
2,050	SanDisk Corporation
	Exercise Price: $800.00, Notional Amount: $164,000,000, Expiration Date: August 7, 2026	$91,151,200
	TOTAL CALL OPTIONS
	(Cost $95,821,840)	91,151,200

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $95,821,840)	91,151,200

	TOTAL INVESTMENTS — 6.5%
	(Cost $95,821,840)	91,151,200
	Other Assets in Excess of Liabilities — 93.5%	1,307,302,636
	TOTAL NET ASSETS — 100.0%	$1,398,453,836

See accompanying Notes to Financial Statements.

7

Tradr 2X Long SNDK Daily ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clearstreet	SanDisk Corporation	Receive	13.63% (OBFR01* + 1000bps)	At Maturity	3/3/2027	$732,203,850	$-	$424,114,042
Jane Street	SanDisk Corporation	Receive	11.63% (OBFR01* + 800bps)	At Maturity	7/13/2027	11,844,605	-	(5,385,941)
Marex	SanDisk Corporation	Receive	7.63% (OBFR01* + 400bps)	At Maturity	3/5/2027	56,490,802	-	9,927,447
Ripple Prime	SanDisk Corporation	Receive	7.63% (OBFR01* + 400bps)	At Maturity	8/24/2027	64,362,411	-	(4,076,653)
TD Cowen	SanDisk Corporation	Receive	7.13% (OBFR01* + 350bps)	At Maturity	6/2/2027	96,251,318	-	281,210,151
Wells Fargo	SanDisk Corporation	Receive	6.63% (OBFR01* + 300bps)	At Maturity	7/27/2027	1,397,191,727	-	(625,190,848)
TOTAL EQUITY SWAP CONTRACTS								$80,598,198

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

8

Tradr 2X Long SpaceX Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$10,474,797
TOTAL NET ASSETS — 100.0%	$10,474,797

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clear Street	Space Exploration Technologies Corp.	Receive	5.38% (OBFR01* + 175bps)	At Maturity	7/21/2027	$22,343,406	$-	$(1,652,500)
TOTAL EQUITY SWAP CONTRACTS								$(1,652,500)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

9

Tradr 2X Short CBRS Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$3,130,881
TOTAL NET ASSETS — 100.0%	$3,130,881

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clear Street	Cerebras Systems, Inc.	Pay	2.63% (OBFR01* - 100bps)	At Maturity	7/7/2027	$(7,063,660)	$-	$1,325,368
TOTAL EQUITY SWAP CONTRACTS								$1,325,368

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

10

Tradr 2X Short SpaceX Daily ETF

SCHEDULE OF INVESTMENTS

As of July 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$25,411,317
TOTAL NET ASSETS — 100.0%	$25,411,317

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
Clear Street	Space Exploration Technologies Corp.	Pay	2.63% (OBFR01* - 100bps)	At Maturity	7/21/2027	$(65,554,278)	$-	$18,787,696
TOTAL EQUITY SWAP CONTRACTS								$18,787,696

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

See accompanying Notes to Financial Statements.

11

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of July 31, 2026

	Tradr 2X Long AAOI Daily ETF	Tradr 2X Long CBRS Daily ETF
Assets:
Cash	$6,165,983	$74,429
Cash collateral held for open swap contracts	92,636,426	4,148,999
Unrealized appreciation on open swap contracts	45,364,756	-
Receivables:
Fund shares sold	-	-
Total assets	144,167,165	4,223,428

Liabilities:
Unrealized depreciation on open swap contracts	1,190,609	654,767
Payables:
Fund shares redeemed	781,200	-
Advisory fees	296,261	6,839
Total liabilities	2,268,070	661,606

Net Assets	$141,899,095	$3,561,822

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$539,648,684	$4,258,876
Total distributable earnings (accumulated deficit)	(397,749,589)	(697,054)
Net Assets	$141,899,095	$3,561,822

Shares of beneficial interest issued and outstanding	13,650,000	300,000
Net asset value per share	$10.40	$11.87

See accompanying Notes to Financial Statements.

12

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of July 31, 2026

	Tradr 2X Long COHR Daily ETF	Tradr 2X Long LEU Daily ETF
Assets:
Cash	$956,139	$480,135
Cash collateral held for open swap contracts	42,090,000	4,903,541
Unrealized appreciation on open swap contracts	5,678,334	1,054,157
Receivables:
Fund shares sold	-	-
Total assets	48,724,473	6,437,833

Liabilities:
Unrealized depreciation on open swap contracts	-	-
Payables:
Fund shares redeemed	-	-
Advisory fees	91,858	7,371
Total liabilities	91,858	7,371

Net Assets	$48,632,615	$6,430,462

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$89,672,605	$8,642,376
Total distributable earnings (accumulated deficit)	(41,039,990)	(2,211,914)
Net Assets	$48,632,615	$6,430,462

Shares of beneficial interest issued and outstanding	2,165,000	500,000
Net asset value per share	$22.46	$12.86

See accompanying Notes to Financial Statements.

13

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of July 31, 2026

	Tradr 2X Long LITE Daily ETF		Tradr 2X Long QNT Daily ETF
Assets:
Purchased options contracts, at value (cost $0 and $0, respectively)	$-		$-
Cash	-		86,847
Cash collateral held for open swap contracts	139,680,723		437,237
Cash collateral held for options or broker cash	-		-
Unrealized appreciation on open swap contracts	52,988,336		-
Receivables:
Investment securities sold	111,962,097		-
Fund shares sold	-		-
Due from Counterparty	-		-
Total assets	304,631,156		524,084

Liabilities:
Unrealized depreciation on open swap contracts	14,831,850		26,203
Payables:
Fund shares redeemed	75,182,115		-
Advisory fees	348,687		876
Investment securities purchased	-		-
Due to custodian	20,217,307		-
Payable for cash collateral	1,900,000		-
Total liabilities	112,479,959		27,079

Net Assets	$192,151,197		$497,005

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$139,459,674		$1,343,793
Total distributable earnings (accumulated deficit)	52,691,523		(846,788)
Net Assets	$192,151,197		$497,005

Shares of beneficial interest issued and outstanding	9,030,000	[1]	55,000
Net asset value per share	$21.28		$9.04

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

14

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of July 31, 2026

	Tradr 2X Long SNDK Daily ETF		Tradr 2X Long SpaceX Daily ETF
Assets:
Purchased options contracts, at value (cost $95,821,840 and $0, respectively)	$91,151,200		$-
Cash	147,935,591		1,241,386
Cash collateral held for open swap contracts	1,342,930,125		11,900,000
Cash collateral held for options or broker cash	20,000,001		-
Unrealized appreciation on open swap contracts	715,251,640		-
Receivables:
Investment securities sold	51,509,387		-
Fund shares sold	52,454,622		-
Due from Counterparty	20,507,169		-
Total assets	2,441,739,735		13,141,386

Liabilities:
Unrealized depreciation on open swap contracts	634,653,442		1,652,500
Payables:
Fund shares redeemed	76,726,499		997,900
Advisory fees	3,604,118		16,189
Investment securities purchased	95,821,840		-
Due to custodian	-		-
Payable for cash collateral	232,480,000		-
Total liabilities	1,043,285,899		2,666,589

Net Assets	$1,398,453,836		$10,474,797

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,871,777,342		$28,175,571
Total distributable earnings (accumulated deficit)	(473,323,506)		(17,700,774)
Net Assets	$1,398,453,836		$10,474,797

Shares of beneficial interest issued and outstanding	149,120,000	[1]	1,050,000
Net asset value per share	$9.38		$9.98

[1]	The Fund had a 8-1 forward stock split after the close of business June 2, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

15

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of July 31, 2026

	Tradr 2X Short CBRS Daily ETF	Tradr 2X Short SpaceX Daily ETF
Assets:
Cash	$2,064,032	$22,878,265
Cash collateral held for open swap contracts	4,640,000	4,980,000
Unrealized appreciation on open swap contracts	1,325,368	18,787,696
Receivables:
Investment securities sold	9,774,340	40,755,608
Fund shares sold	-	1,758,839
Total assets	17,803,740	89,160,408

Liabilities:
Payables:
Fund shares redeemed	2,934,878	23,047,663
Advisory fees	5,887	22,937
Investment securities purchased	11,732,094	40,678,491
Total liabilities	14,672,859	63,749,091

Net Assets	$3,130,881	$25,411,317

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$4,053,467	$7,084,047
Total distributable earnings (accumulated deficit)	(922,586)	18,327,270
Net Assets	$3,130,881	$25,411,317

Shares of beneficial interest issued and outstanding	240,000	650,000
Net asset value per share	$13.05	$39.09

See accompanying Notes to Financial Statements.

16

Tradr Funds

STATEMENTS OF OPERATIONS

For the Period Ended July 31, 2026

	Tradr 2X Long AAOI Daily ETF[1]	Tradr 2X Long CBRS Daily ETF[2]
Investment Income:
Interest	$3,214,658	$26,022
Total investment income	3,214,658	26,022

Expenses:
Advisory fees	1,809,031	12,276
Total expenses	1,809,031	12,276
Net investment income (loss)	1,405,627	13,746

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(443,329,363)	(56,033)
Net realized gain (loss)	(443,329,363)	(56,033)
Net change in unrealized appreciation/depreciation on:
Swap contracts	44,174,147	(654,767)
Net change in unrealized appreciation/depreciation	44,174,147	(654,767)
Net realized and unrealized gain (loss)	(399,155,216)	(710,800)

Net Increase (Decrease) in Net Assets from Operations	$(397,749,589)	$(697,054)

[1]	The Fund commenced operations on March 23, 2026.
[2]	The Fund commenced operations on May 28, 2026.

See accompanying Notes to Financial Statements.

17

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended July 31, 2026

	Tradr 2X Long COHR Daily ETF[1]	Tradr 2X Long LEU Daily ETF[1]
Investment Income:
Interest	$926,275	$43,543
Total investment income	926,275	43,543

Expenses:
Advisory fees	548,377	24,083
Total expenses	548,377	24,083
Net investment income (loss)	377,898	19,460

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(47,096,222)	(3,285,531)
Net realized gain (loss)	(47,096,222)	(3,285,531)
Net change in unrealized appreciation/depreciation on:
Swap contracts	5,678,334	1,054,157
Net change in unrealized appreciation/depreciation	5,678,334	1,054,157
Net realized and unrealized gain (loss)	(41,417,888)	(2,231,374)

Net Increase (Decrease) in Net Assets from Operations	$(41,039,990)	$(2,211,914)

1       The Fund commenced operations on February 18, 2026.

See accompanying Notes to Financial Statements.

18

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended July 31, 2026

	Tradr 2X Long LITE Daily ETF[1]	Tradr 2X Long QNT Daily ETF[2]
Investment Income:
Interest	$3,499,721	$2,392
Total investment income	3,499,721	2,392

Expenses:
Advisory fees	2,728,709	877
Interest expense	5,244	-
Total expenses	2,733,953	877
Net investment income (loss)	765,768	1,515

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	15,156,741	-
Purchased options contracts	-	-
Swap contracts	52,706,942	(822,100)
Net realized gain (loss)	67,863,683	(822,100)
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	-	-
Swap contracts	38,156,486	(26,203)
Net change in unrealized appreciation/depreciation	38,156,486	(26,203)
Net realized and unrealized gain (loss)	106,020,169	(848,303)

Net Increase (Decrease) in Net Assets from Operations	$106,785,937	$(846,788)

[1]	The Fund commenced operations on January 26, 2026.
[2]	The Fund commenced operations on June 30, 2026.

See accompanying Notes to Financial Statements.

19

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended July 31, 2026

	Tradr 2X Long SNDK Daily ETF[1]	Tradr 2X Long SpaceX Daily ETF[2]
Investment Income:
Interest	$13,359,333	$87,054
Total investment income	13,359,333	87,054

Expenses:
Advisory fees	14,032,876	26,029
Interest expense	483,448	-
Total expenses	14,516,324	26,029
Net investment income (loss)	(1,156,991)	61,025

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	-
Purchased options contracts	(175,088,505)	-
Swap contracts	(373,005,568)	(16,109,299)
Net realized gain (loss)	(548,094,073)	(16,109,299)
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	(4,670,640)	-
Swap contracts	80,598,198	(1,652,500)
Net change in unrealized appreciation/depreciation	75,927,558	(1,652,500)
Net realized and unrealized gain (loss)	(472,166,515)	(17,761,799)

Net Increase (Decrease) in Net Assets from Operations	$(473,323,506)	$(17,700,774)

[1]	The Fund commenced operations on January 26, 2026.
[2]	The Fund commenced operations on June 12, 2026.

See accompanying Notes to Financial Statements.

20

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended July 31, 2026

	Tradr 2X Short CBRS Daily ETF[1]	Tradr 2X Short SpaceX Daily ETF[2]
Investment Income:
Interest	$10,521	$29,914
Total investment income	10,521	29,914

Expenses:
Advisory fees	8,222	34,903
Total expenses	8,222	34,903
Net investment income (loss)	2,299	(4,989)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Securities sold short	(2,259,432)	(501,765)
Swap contracts	9,179	46,328
Net realized gain (loss)	(2,250,253)	(455,437)
Net change in unrealized appreciation/depreciation on:
Swap contracts	1,325,368	18,787,696
Net change in unrealized appreciation/depreciation	1,325,368	18,787,696
Net realized and unrealized gain (loss)	(924,885)	18,332,259

Net Increase (Decrease) in Net Assets from Operations	$(922,586)	$18,327,270

[1]	The Fund commenced operations on May 28, 2026.
[2]	The Fund commenced operations on June 12, 2026.

See accompanying Notes to Financial Statements.

21

Tradr 2X Long AAOI Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,405,627
Net realized gain (loss) on swap contracts	(443,329,363)
Net change in unrealized appreciation/depreciation on swap contracts	44,174,147
Net increase (decrease) in net assets resulting from operations	(397,749,589)

Capital Transactions:
Net proceeds from shares sold	1,515,578,256
Cost of shares redeemed	(975,929,572)
Net increase (decrease) in net assets from capital transactions	539,648,684

Total increase (decrease) in net assets	141,899,095

Net Assets:
Beginning of period	-
End of period	$141,899,095

Capital Share Transactions:
Shares sold	36,465,000
Shares redeemed	(22,815,000)
Net increase (decrease) in capital share transactions	13,650,000

[1]	The Fund commenced operations on March 23, 2026.

See accompanying Notes to Financial Statements.

22

Tradr 2X Long CBRS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$13,746
Net realized gain (loss) on swap contracts	(56,033)
Net change in unrealized appreciation/depreciation on swap contracts	(654,767)
Net increase (decrease) in net assets resulting from operations	(697,054)

Capital Transactions:
Net proceeds from shares sold	12,208,095
Cost of shares redeemed	(7,949,219)
Net increase (decrease) in net assets from capital transactions	4,258,876

Total increase (decrease) in net assets	3,561,822

Net Assets:
Beginning of period	-
End of period	$3,561,822

Capital Share Transactions:
Shares sold	805,000
Shares redeemed	(505,000)
Net increase (decrease) in capital share transactions	300,000

[1]	The Fund commenced operations on May 28, 2026.

See accompanying Notes to Financial Statements.

23

Tradr 2X Long COHR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$377,898
Net realized gain (loss) on swap contracts	(47,096,222)
Net change in unrealized appreciation/depreciation on swap contracts	5,678,334
Net increase (decrease) in net assets resulting from operations	(41,039,990)

Capital Transactions:
Net proceeds from shares sold	288,470,985
Cost of shares redeemed	(198,798,380)
Net increase (decrease) in net assets from capital transactions	89,672,605

Total increase (decrease) in net assets	48,632,615

Net Assets:
Beginning of period	-
End of period	$48,632,615

Capital Share Transactions:
Shares sold	6,465,000
Shares redeemed	(4,300,000)
Net increase (decrease) in capital share transactions	2,165,000

[1]	The Fund commenced operations on February 18, 2026.

See accompanying Notes to Financial Statements.

24

Tradr 2X Long LEU Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$19,460
Net realized gain (loss) on swap contracts	(3,285,531)
Net change in unrealized appreciation/depreciation on swap contracts	1,054,157
Net increase (decrease) in net assets resulting from operations	(2,211,914)

Capital Transactions:
Net proceeds from shares sold	11,953,747
Cost of shares redeemed	(3,311,371)
Net increase (decrease) in net assets from capital transactions	8,642,376

Total increase (decrease) in net assets	6,430,462

Net Assets:
Beginning of period	-
End of period	$6,430,462

Capital Share Transactions:
Shares sold	735,000
Shares redeemed	(235,000)
Net increase (decrease) in capital share transactions	500,000

[1]	The Fund commenced operations on February 18, 2026.

See accompanying Notes to Financial Statements.

25

Tradr 2X Long LITE Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$765,768
Net realized gain (loss) on investments and swap contracts	67,863,683
Net change in unrealized appreciation/depreciation on swap contracts	38,156,486
Net increase (decrease) in net assets resulting from operations	106,785,937

Capital Transactions:
Net proceeds from shares sold	1,942,967,133
Cost of shares redeemed	(1,857,601,873)
Net increase (decrease) in net assets from capital transactions	85,365,260

Total increase (decrease) in net assets	192,151,197

Net Assets:
Beginning of period	-
End of period	$192,151,197

Capital Share Transactions[2]:
Shares sold	60,260,000
Shares redeemed	(51,230,000)
Net increase (decrease) in capital share transactions	9,030,000

[1]	The Fund commenced operations on January 26, 2026.
[2]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

26

Tradr 2X Long QNT Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,515
Net realized gain (loss) on swap contracts	(822,100)
Net change in unrealized appreciation/depreciation on swap contracts	(26,203)
Net increase (decrease) in net assets resulting from operations	(846,788)

Capital Transactions:
Net proceeds from shares sold	2,099,073
Cost of shares redeemed	(755,280)
Net increase (decrease) in net assets from capital transactions	1,343,793

Total increase (decrease) in net assets	497,005

Net Assets:
Beginning of period	-
End of period	$497,005

Capital Share Transactions:
Shares sold	95,000
Shares redeemed	(40,000)
Net increase (decrease) in capital share transactions	55,000

[1]	The Fund commenced operations on June 30, 2026.

See accompanying Notes to Financial Statements.

27

Tradr 2X Long SNDK Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,156,991)
Net realized gain (loss) on purchased options contracts and swap contracts	(548,094,073)
Net change in unrealized appreciation/depreciation on purchased options contracts and swap contracts	75,927,558
Net increase (decrease) in net assets resulting from operations	(473,323,506)

Capital Transactions:
Net proceeds from shares sold	5,986,058,783
Cost of shares redeemed	(4,114,281,441)
Net increase (decrease) in net assets from capital transactions	1,871,777,342

Total increase (decrease) in net assets	1,398,453,836

Net Assets:
Beginning of period	-
End of period	$1,398,453,836

Capital Share Transactions[2]:
Shares sold	471,085,000
Shares redeemed	(321,965,000)
Net increase (decrease) in capital share transactions	149,120,000

[1]	The Fund commenced operations on January 26, 2026.
[2]	The Fund had a 8-1 forward stock split after the close of business June 2, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

28

Tradr 2X Long SpaceX Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$61,025
Net realized gain (loss) on swap contracts	(16,109,299)
Net change in unrealized appreciation/depreciation on swap contracts	(1,652,500)
Net increase (decrease) in net assets resulting from operations	(17,700,774)

Capital Transactions:
Net proceeds from shares sold	53,348,475
Cost of shares redeemed	(25,172,904)
Net increase (decrease) in net assets from capital transactions	28,175,571

Total increase (decrease) in net assets	10,474,797

Net Assets:
Beginning of period	-
End of period	$10,474,797

Capital Share Transactions:
Shares sold	2,280,000
Shares redeemed	(1,230,000)
Net increase (decrease) in capital share transactions	1,050,000

[1]	The Fund commenced operations on June 12, 2026.

See accompanying Notes to Financial Statements.

29

Tradr 2X Short CBRS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,299
Net realized gain (loss) on securities sold short and swap contracts	(2,250,253)
Net change in unrealized appreciation/depreciation on swap contracts	1,325,368
Net increase (decrease) in net assets resulting from operations	(922,586)

Capital Transactions:
Net proceeds from shares sold	27,527,533
Cost of shares redeemed	(23,474,066)
Net increase (decrease) in net assets from capital transactions	4,053,467

Total increase (decrease) in net assets	3,130,881

Net Assets:
Beginning of period	-
End of period	$3,130,881

Capital Share Transactions:
Shares sold	1,530,000
Shares redeemed	(1,290,000)
Net increase (decrease) in capital share transactions	240,000

[1]	The Fund commenced operations on May 28, 2026.

See accompanying Notes to Financial Statements.

30

Tradr 2X Short SpaceX Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,989)
Net realized gain (loss) on securities sold short and swap contracts	(455,437)
Net change in unrealized appreciation/depreciation on swap contracts	18,787,696
Net increase (decrease) in net assets resulting from operations	18,327,270

Capital Transactions:
Net proceeds from shares sold	102,631,801
Cost of shares redeemed	(95,547,754)
Net increase (decrease) in net assets from capital transactions	7,084,047

Total increase (decrease) in net assets	25,411,317

Net Assets:
Beginning of period	-
End of period	$25,411,317

Capital Share Transactions:
Shares sold	4,525,000
Shares redeemed	(3,875,000)
Net increase (decrease) in capital share transactions	650,000

[1]	The Fund commenced operations on June 12, 2026.

See accompanying Notes to Financial Statements.

31

Tradr 2X Long AAOI Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.16
Net realized and unrealized gain (loss)	(14.76)
Total from investment operations	(14.60)
Net asset value, end of period	$10.40

Total return[3,4]	(58.40)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$141,899

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.16%[6]
After fees waived and expenses absorbed/recovered	1.16%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on March 23, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

32

Tradr 2X Long CBRS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.04
Net realized and unrealized gain (loss)	(13.17)
Total from investment operations	(13.13)
Net asset value, end of period	$11.87

Total return[3,4]	(52.52)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,562

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.67%[6]
After fees waived and expenses absorbed/recovered	1.67%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on May 28, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

33

Tradr 2X Long COHR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.21
Net realized and unrealized gain (loss)	(2.75)
Total from investment operations	(2.54)
Net asset value, end of period	$22.46

Total return[3,4]	(10.16)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,633

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.03%[6]
After fees waived and expenses absorbed/recovered	1.03%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on February 18, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

34

Tradr 2X Long LEU Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.08
Net realized and unrealized gain (loss)	(12.22)
Total from investment operations	(12.14)
Net asset value, end of period	$12.86

Total return[3,4]	(48.56)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,430

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.20%[6]
After fees waived and expenses absorbed/recovered	1.20%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on February 18, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

35

Tradr 2X Long LITE Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1,2]
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.08
Net realized and unrealized gain (loss)	12.87
Total from investment operations	12.95
Net asset value, end of period	$21.28

Total return[4,5]	155.36%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$192,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[7,8]
After fees waived and expenses absorbed/recovered	1.49%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.42%[8]
After fees waived and expenses absorbed/recovered	0.42%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on January 26, 2026.
[3]	Based on average shares outstanding during the period.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the period ended July 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

36

Tradr 2X Long QNT Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.03
Net realized and unrealized gain (loss)	(15.99)
Total from investment operations	(15.96)
Net asset value, end of period	$9.04

Total return[3,4]	(63.84)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$497

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.58%[6]
After fees waived and expenses absorbed/recovered	2.58%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on June 30, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

37

Tradr 2X Long SNDK Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1,2]
Net asset value, beginning of period	$3.13
Income from Investment Operations:
Net investment income (loss)[3]	(0.01)
Net realized and unrealized gain (loss)	6.26
Total from investment operations	6.25
Net asset value, end of period	$9.38

Total return[4,5]	200.16%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,398,454

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.54%[7,8]
After fees waived and expenses absorbed/recovered	1.54%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.12)%[8]
After fees waived and expenses absorbed/recovered	(0.12)%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 8-1 forward stock split after the close of business June 2, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on January 26, 2026.
[3]	Based on average shares outstanding during the period.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lower by 0.05% for the period ended July 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

38

Tradr 2X Long SpaceX Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.09
Net realized and unrealized gain (loss)	(15.11)
Total from investment operations	(15.02)
Net asset value, end of period	$9.98

Total return[3,4]	(60.08)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,475

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.49%[6]
After fees waived and expenses absorbed/recovered	3.49%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on June 12, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

39

Tradr 2X Short CBRS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.01
Net realized and unrealized gain (loss)	(11.96)
Total from investment operations	(11.95)
Net asset value, end of period	$13.05

Total return[3,4]	(47.80)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.42%[6]
After fees waived and expenses absorbed/recovered	0.42%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on May 28, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

40

Tradr 2X Short SpaceX Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended July 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	(0.01)
Net realized and unrealized gain (loss)	14.10
Total from investment operations	14.09
Net asset value, end of period	$39.09

Total return[3,4]	56.36%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,411

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.21)%[6]
After fees waived and expenses absorbed/recovered	(0.21)%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on June 12, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

41

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

Note 1 – Organization

Tradr Funds (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2026, the Funds were comprised of the following 10 separate Funds:

Tradr 2X Long AAOI Daily ETF (“2X Long AAOI Daily ETF”)
Tradr 2X Long CBRS Daily ETF (“2X Long CBRS Daily ETF”)
Tradr 2X Long COHR Daily ETF (“2X Long COHR Daily ETF”)
Tradr 2X Long LEU Daily ETF (“2X Long LEU Daily ETF”)
Tradr 2X Long LITE Daily ETF (“2X Long LITE Daily ETF”)
Tradr 2X Long QNT Daily ETF (“2X Long QNT Daily ETF”)
Tradr 2X Long SNDK Daily ETF (“2X Long SNDK Daily ETF”)
Tradr 2X Long SpaceX Daily ETF (“2X Long SpaceX Daily ETF”)
Tradr 2X Short CBRS Daily ETF (“2X Short CBRS Daily ETF”)
Tradr 2X Short SpaceX Daily ETF (“2X Short SpaceX Daily ETF”)

The Funds seek leveraged and inversed leveraged investment results, before fees and expenses, of the daily performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long AAOI Daily ETF	March 23, 2026	Applied Optoelectronics, Inc.	200%
2X Long CBRS Daily ETF	May 28, 2026	Cerebras Systems, Inc.	200%
2X Long COHR Daily ETF	February 18, 2026	Coherent Corporation	200%
2X Long LEU Daily ETF	February 18, 2026	Centrus Energy Corporation	200%
2X Long LITE Daily ETF	January 26, 2026	Lumentum Holdings, Inc.	200%
2X Long QNT Daily ETF	June 30, 2026	Quantinuum, Inc.	200%
2X Long SNDK Daily ETF	January 26, 2026	SanDisk Corporation	200%
2X Long SpaceX Daily ETF	June 12, 2026	Space Exploration Technologies Corporation	200%
2X Short CBRS Daily ETF	May 28, 2026	Cerebras Systems, Inc.	-200%
2X Short SpaceX Daily ETF	June 12, 2026	Space Exploration Technologies Corporation	-200%

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

42

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at either the last close price, the mean between the last reported bid and ask price, the last bid price or the last ask price. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

43

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

(c) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(e) Capital Share Transactions

Fund Shares are listed and traded on the CBOE Exchange (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are issued and redeemed for cash.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $250, regardless of the number of Creation Units created in the transaction.

44

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $250, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

45

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

	Investment Advisory Fee		Investment Advisory Fee
2X Long AAOI Daily ETF	1.49%	2X Long QNT Daily ETF	1.49%
2X Long CBRS Daily ETF	1.49%	2X Long SNDK Daily ETF	1.49%
2X Long COHR Daily ETF	1.49%	2X Long SpaceX Daily ETF	1.49%
2X Long LEU Daily ETF	1.49%	2X Short CBRS Daily ETF	1.49%
2X Long LITE Daily ETF	1.49%	2X Short SpaceX Daily ETF	1.49%

The Advisor has agreed to pay all expenses of the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

46

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

Note 4 – Share Splits

The table below includes Share splits for the Funds during the periods ended July 31, 2026. The Share splits do not change the total value of the shareholders’ investments in the Funds. These Share splits have been retroactively adjusted in the financial statements. Each Fund continues to trade on its primary listing exchange, as applicable.

Fund	Split Effective Date	Split Ratio
2X Long LITE Daily ETF	3/10/26	3:1
2X Long SNDK Daily ETF	6/3/26	8:1

Note 5 – Federal Income Taxes

At July 31, 2026, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
2X Long SNDK Daily ETF	$95,821,840	$-	$(4,670,640)	$(4,670,640)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended July 31, 2026, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
2X Long AAOI Daily ETF	$-	$-
2X Long CBRS Daily ETF	-	-
2X Long COHR Daily ETF	-	-
2X Long LEU Daily ETF	-	-
2X Long LITE Daily ETF	54,094,414	(54,094,414)
2X Long QNT Daily ETF	-	-
2X Long SNDK Daily ETF	-	-
2X Long SpaceX Daily ETF	-	-
2X Short CBRS Daily ETF	-	-
2X Short SpaceX Daily ETF	-	-

47

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

The tax basis of the components of distributable net earnings (deficit) at July 31, 2026 were as follows:

Fund Name	Undistributed ordinary income	Undistributed long-term capital gains	Tax accumulated earnings	Accumulated capital and other losses	Unrealized appreciation (depreciation) on options contracts and swap contracts	Unrealized deferred compensation	Total distributable earnings (accumulated deficit)
2X Long AAOI Daily ETF	$-	$-	$-	$(441,923,736)	$44,174,147	$-	$(397,749,589)
2X Long CBRS Daily ETF	-	-	-	(42,287)	(654,767)	-	(697,054)
2X Long COHR Daily ETF	-	-	-	(46,718,324)	5,678,334	-	(41,039,990)
2X Long LEU Daily ETF	-	-	-	(3,266,071)	1,054,157	-	(2,211,914)
2X Long LITE Daily ETF	14,535,037	-	14,535,037	-	38,156,486	-	52,691,523
2X Long QNT Daily ETF	-	-	-	(820,585)	(26,203)	-	(846,788)
2X Long SNDK Daily ETF	-	-	-	(549,251,064)	75,927,558	-	(473,323,506)
2X Long SpaceX Daily ETF	-	-	-	(16,048,274)	(1,652,500)	-	(17,700,774)
2X Short CBRS Daily ETF	32,679	-	32,679	(2,280,633)	1,325,368	-	(922,586)
2X Short SpaceX Daily ETF	134,690	-	134,690	(595,116)	18,787,696	-	18,327,270

As of July 31, 2026, the Funds listed below had qualified late-year ordinary losses which are deferred until fiscal year 2027 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

Late-year ordinary losses
2X Long AAOI Daily ETF	$28,100,133
2X Long CBRS Daily ETF	42,287
2X Long COHR Daily ETF	3,583,438
2X Long LEU Daily ETF	205,230
2X Long LITE Daily ETF	-
2X Long QNT Daily ETF	7,556
2X Long SNDK Daily ETF	144,973,119
2X Long SpaceX Daily ETF	163,183
2X Short CBRS Daily ETF	-
2X Short SpaceX Daily ETF	-

48

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

As of July 31, 2026, the Funds listed below had net capital loss carryovers as follows:

	Not subject to expiration:
	Short-term	Long-term	Total
2X Long AAOI Daily ETF	$413,823,603	$-	$413,823,603
2X Long COHR Daily ETF	43,134,886	-	43,134,886
2X Long LEU Daily ETF	3,060,841	-	3,060,841
2X Long QNT Daily ETF	813,029	-	813,029
2X Long SNDK Daily ETF	404,277,945	-	404,277,945
2X Long SpaceX Daily ETF	15,885,091	-	15,885,091
2X Short CBRS Daily ETF	2,280,633	-	2,280,633
2X Short SpaceX Daily ETF	595,116	-	595,116

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 6 – Investment Transactions

For the periods ended July 31, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
2X Long LITE Daily ETF	$294,685,695	$309,842,436	$-	$-
2X Short CBRS Daily ETF	-	-	18,079,600	15,820,168
2X Short SpaceX Daily ETF	-	-	62,293,488	61,791,723

Note 7 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

49

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

50

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value:

	Assets	Assets	Liabilities
	Level 1	Level 2	Level 2
Fund*	Purchased Options Contracts	Swap Contracts**	Swap Contracts**
2X Long AAOI Daily ETF	$-	$45,364,756	$1,190,609
2X Long CBRS Daily ETF	-	-	654,767
2X Long COHR Daily ETF	-	5,678,334	-
2X Long LEU Daily ETF	-	1,054,157	-
2X Long LITE Daily ETF	-	52,988,336	14,831,850
2X Long QNT Daily ETF	-	-	26,203
2X Long SNDK Daily ETF	91,151,200	715,251,640	634,653,442
2X Long SpaceX Daily ETF	-	-	1,652,500
2X Short CBRS Daily ETF	-	1,325,368	-
2X Short SpaceX Daily ETF	-	18,787,696	-

*	The Funds did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in purchased options contracts and swap contracts during the periods ended July 31, 2026.

51

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of July 31, 2026, by risk category are as follows:

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long AAOI Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	$45,364,756	$1,190,609
2X Long CBRS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	654,767
2X Long COHR Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	5,678,334	-
2X Long LEU Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	1,054,157	-
2X Long LITE Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	52,988,336	14,831,850
2X Long QNT Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	26,203
2X Long SNDK Daily ETF	Purchased options contracts, at value	Equity contracts	91,151,200	-
	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	715,251,640	634,653,442
2X Long SpaceX Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	1,652,500
2X Short CBRS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	1,325,368	-
2X Short SpaceX Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	18,787,696	-

The effects of derivative instruments on the Statements of Operations for the periods ended July 31, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Purchased Options Contracts	Open Swap Contracts
2X Long AAOI Daily ETF	Equity contracts	$-	$(443,329,363)
2X Long CBRS Daily ETF	Equity contracts	-	(56,033)
2X Long COHR Daily ETF	Equity contracts	-	(47,096,222)
2X Long LEU Daily ETF	Equity contracts	-	(3,285,531)
2X Long LITE Daily ETF	Equity contracts	-	52,706,942
2X Long QNT Daily ETF	Equity contracts	-	(822,100)
2X Long SNDK Daily ETF	Equity contracts	(175,088,505)	(373,005,568)
2X Long SpaceX Daily ETF	Equity contracts	-	(16,109,299)
2X Short CBRS Daily ETF	Equity contracts	-	9,179
2X Short SpaceX Daily ETF	Equity contracts	-	46,328

52

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Purchased Options Contracts	Open Swap Contracts
2X Long AAOI Daily ETF	Equity contracts	$-	$44,174,147
2X Long CBRS Daily ETF	Equity contracts	-	(654,767)
2X Long COHR Daily ETF	Equity contracts	-	5,678,334
2X Long LEU Daily ETF	Equity contracts	-	1,054,157
2X Long LITE Daily ETF	Equity contracts	-	38,156,486
2X Long QNT Daily ETF	Equity contracts	-	(26,203)
2X Long SNDK Daily ETF	Equity contracts	(4,670,640)	80,598,198
2X Long SpaceX Daily ETF	Equity contracts	-	(1,652,500)
2X Short CBRS Daily ETF	Equity contracts	-	1,325,368
2X Short SpaceX Daily ETF	Equity contracts	-	18,787,696

The average quarterly volume of derivative instruments held by the Funds during the periods ended July 31, 2026, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long AAOI Daily ETF	Equity contracts	Open Swap Contracts	$401,578,333
2X Long CBRS Daily ETF	Equity contracts	Open Swap Contracts	6,396,872
2X Long COHR Daily ETF	Equity contracts	Open Swap Contracts	119,385,351
2X Long LEU Daily ETF	Equity contracts	Open Swap Contracts	9,873,113
2X Long LITE Daily ETF	Equity contracts	Open Swap Contracts	342,633,670
2X Long QNT Daily ETF	Equity contracts	Open Swap Contracts	1,011,148
2X Long SNDK Daily ETF	Equity contracts	Purchased Options Contracts	164,000,000
2X Long SNDK Daily ETF	Equity contracts	Open Swap Contracts	1,483,500,439
2X Long SpaceX Daily ETF	Equity contracts	Open Swap Contracts	22,343,406
2X Short CBRS Daily ETF	Equity contracts	Open Swap Contracts	(7,063,660)
2X Short SpaceX Daily ETF	Equity contracts	Open Swap Contracts	(65,554,278)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

53

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2026

Note 12 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Funds’ financial position or the results of its operations.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

54

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tradr ETFs and

the Board of Trustees of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Tradr 2X Long AAOI Daily ETF, Tradr 2X Long CBRS Daily ETF, Tradr 2X Long COHR Daily ETF, Tradr 2X Long LEU Daily ETF, Tradr 2X Long LITE Daily ETF, Tradr 2X Long QNT Daily ETF, Tradr 2X Long SNDK Daily ETF, Tradr 2X Long SpaceX Daily ETF, Tradr 2X Short CBRS Daily ETF and Tradr 2X Short SpaceX Daily ETF (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of July 31, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Tradr ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Tradr 2X Long AAOI Daily ETF	For the period March 23, 2026 (commencement of operations) through July 31, 2026	For the period March 23, 2026 (commencement of operations) through July 31, 2026	For the period March 23, 2026 (commencement of operations) through July 31, 2026
Tradr 2X Long CBRS Daily ETF Tradr 2X Short CBRS Daily ETF	For the period May 28, 2026 (commencement of operations) through July 31, 2026	For the period May 28, 2026 (commencement of operations) through July 31, 2026	For the period May 28, 2026 (commencement of operations) through July 31, 2026
Tradr 2X Long COHR Daily ETF Tradr 2X Long LEU Daily ETF	For the period February 18, 2026 (commencement of operations) through July 31, 2026	For the period February 18, 2026 (commencement of operations) through July 31, 2026	For the period February 18, 2026 (commencement of operations) through July 31, 2026
Tradr 2X Long LITE Daily ETF Tradr 2X Long SNDK Daily ETF	For the period January 26, 2026 (commencement of operations) through July 31, 2026	For the period January 26, 2026 (commencement of operations) through July 31, 2026	For the period January 26, 2026 (commencement of operations) through July 31, 2026
Tradr 2X Long QNT Daily ETF	For the period June 30, 2026 (commencement of operations) through July 31, 2026	For the period June 30, 2026 (commencement of operations) through July 31, 2026	For the period June 30, 2026 (commencement of operations) through July 31, 2026
Tradr 2X Long SpaceX Daily ETF Tradr 2X Short SpaceX Daily ETF	For the period June 12, 2026 (commencement of operations) through July 31, 2026	For the period June 12, 2026 (commencement of operations) through July 31, 2026	For the period June 12, 2026 (commencement of operations) through July 31, 2026

55

To the Shareholders of Tradr ETFs and

the Board of Trustees of Investment Managers Series Trust II

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 28, 2026

56

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At a meeting held on December 16, 2025 (the “December Meeting”), the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an initial two-year term, with respect to the following series of the Trust (each, a “December Fund” and collectively, the “December Funds”):

●	Tradr 2X Long AAOI Daily ETF,
●	Tradr 2X Long COHR Daily ETF, and
●	Tradr 2X Long LEU Daily ETF.

In addition, at a meeting held on January 21, 2026 (the “January Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved the Advisory Agreement between the Trust and the Advisor for an initial two-year term, with respect to the following series of the Trust (each, a “January Fund” and collectively, the “January Funds”):

●	Tradr 2X Long SpaceX Daily ETF, and
●	Tradr 2X Short SpaceX Daily ETF.

At a meeting held on April 22, 2026 (the “April Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved the Advisory Agreement between the Trust and the Advisor for an initial two-year term, with respect to the following series of the Trust (each, an “April Fund” and collectively, the “April Funds”):

●	Tradr 2X Long CBRS Daily ETF,
●	Tradr 2X Short CBRS Daily ETF, and
●	Tradr 2X Long ONT Daily ETF.

The December Funds, January Funds, and April Funds are each referred to as a “Fund” and collectively as the “Funds”. In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such approval was in the best interests of the applicable Fund and its shareholders.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

Tradr 2X Long AAOI Daily ETF, Tradr 2X Long COHR Daily ETF, and Tradr 2X Long LEU Daily ETF

Background

In advance of the December Meeting, the Board received information about the December Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the December Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (each, a “Peer Group”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the December Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each December Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the December Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each December Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each December Fund’s proposed advisory fee and estimated annual total expenses. The December Meeting materials indicated that each December Fund’s proposed annual investment advisory fee of 1.49% (gross of fee waivers) was lower than the Peer Group median, but higher than the U.S. Fund Trading – Leveraged Equity Fund Universe median by 0.24%. The Trustees considered the Advisor’s assertion that the proposed advisory fee is justified because each December Fund is an innovative and unique product that is not otherwise available to investors. The Trustees also noted that the proposed annual investment advisory fee for each December Fund was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The December Meeting materials indicated that each December Fund’s estimated annual total expenses of 1.49% (net of fee waivers) were below the Peer Group median, but higher than the Fund Universe median by 0.44%. The Trustees considered the Advisor’s explanation that each December Fund is actively managed and requires investments in total return swaps and options, and that the net expense ratio for each Fund was set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each December Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with each December Fund during its first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each December Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the December Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the December Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each December Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each December Fund.

Tradr 2X Long SpaceX Daily ETF and Tradr 2X Short SpaceX Daily ETF

Background

In advance of the January Meeting, the Board received information about the January Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the January Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge comparing the proposed advisory fee and estimated total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the January Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each January Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the January Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each January Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

Advisory Fees and Expense Ratios

The Board reviewed information regarding each January Fund’s proposed advisory fee and estimated annual total expenses. The January Meeting materials indicated the following:

●	The Tradr 2X Long SpaceX Daily ETF’s proposed annual investment advisory fee of 1.49% (gross of fee waivers) was higher than both the Peer Group and Trading – Leveraged Equity Fund Universe medians by 0.49%. The Trustees considered the Advisor’s assertion that the proposed advisory fee is justified because the Fund is an innovative and unique product that is not otherwise available to investors. The Trustees also noted that the proposed annual investment advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The Tradr 2X Long SpaceX Daily ETF’s estimated annual total expenses of 1.49% (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.32% and 0.34%, respectively. The Trustees noted that the Fund’s higher estimated annual total expenses were in part attributable to the Fund’s higher advisory fee. The Trustees also considered the Advisor’s explanation that the Fund is actively managed and requires investments in total return swaps and options, and that the net expense ratio for the Fund was set at a level at which the Advisor can maintain the viability of the Fund.

●	The Tradr 2X Short SpaceX Daily ETF’s proposed annual investment advisory fee of 1.49% (gross of fee waivers) was higher than the Peer Group and Trading – Inverse Equity Fund Universe medians by 0.32% and 0.54%, respectively. The Trustees considered the Advisor’s assertion that the proposed advisory fee is justified because the Fund is an innovative and unique product that is not otherwise available to investors. The Trustees also noted that the proposed annual investment advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The Tradr 2X Short SpaceX Daily ETF’s estimated annual total expenses of 1.49% (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.10% and 0.39%, respectively. The Trustees noted that the Fund’s higher estimated annual total expenses were in part attributable to the Fund’s higher advisory fee. The Trustees also considered the Advisor’s explanation that the Fund is actively managed and requires investments in total return swaps and options, and that the net expense ratio for the Fund was set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each January Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with each January Fund during its first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each January Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the January Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the January Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each January Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each January Fund.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

Tradr 2X Long CBRS Daily ETF, Tradr 2X Short CBRS Daily ETF, and Tradr 2X Long ONT Daily ETF

Background

In advance of the April Meeting, the Board received information about the April Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the April Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge comparing the proposed advisory fee and estimated total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the April Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each April Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the April Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each April Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each April Fund’s proposed advisory fee and estimated annual total expenses. The April Meeting materials indicated the following:

●	With respect to the Tradr 2X Long CBRS Daily ETF and Tradr 2X Long ONT Daily ETF, the proposed annual investment advisory fee of 1.49% (gross of fee waivers) was below the Peer Group median, but higher than the Trading – Leveraged Equity Fund Universe median by 0.49%. The Trustees considered the Advisor’s assertion that the proposed advisory fee is justified because each Fund is an innovative and unique product that is not otherwise available to investors. The Trustees also noted that the proposed annual investment advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

For the Tradr 2X Long CBRS Daily ETF and Tradr 2X Long ONT Daily ETF, the estimated annual total expenses of 1.49% (net of fee waivers) were below the Peer Group median, but higher than the Fund Universe median by 0.34%. The Trustees considered the Advisor’s explanation that each Fund is actively managed and requires investments in total return swaps and options, and that the net expense ratio for each Fund was set at a level at which the Advisor can maintain the viability of the Fund.

●	For the Tradr 2X Short CBRS Daily ETF, the proposed annual investment advisory fee of 1.49% (gross of fee waivers) was higher than the Peer Group and Trading – Inverse Equity Fund Universe medians by 0.195% and 0.54%, respectively. The Trustees considered the Advisor’s assertion that the proposed advisory fee is justified because the Fund is an innovative and unique product that is not otherwise available to investors. The Trustees also noted that the proposed annual investment advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The estimated annual total expenses of 1.49% (net of fee waivers) were lower than the Peer Group median, but higher than Fund Universe median by 0.35%. The Trustees considered the Advisor’s explanation that the Fund is actively managed and requires investments in total return swaps and options, and that the net expense ratio for the Fund was set at a level at which the Advisor can maintain the viability of the Fund.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each April Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with each April Fund during its first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each April Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the April Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the April Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each April Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each April Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	10/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	10/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	10/8/2026